Dreyfus Institutional Reserves Treasury Fund
Dreyfus Institutional Reserves Treasury Fund
December 13, 2013 DREYFUS INSTITUTIONAL RESERVES FUNDS - Dreyfus Institutional Reserves Treasury Fund Supplement to Prospectuses dated May 1, 2013
The following information will supersede and replace the second sentence in the sections entitled "Fund Summary - Dreyfus Institutional ReservesTreasury Fund - Principal Investment Strategy" and "Fund Details - Goal and Approach - Dreyfus Institutional Reserves Treasury Fund":

To pursue its goal, the fund normally invests only in U.S. Treasury securities backed by the full faith and credit of the U.S. government, including those with floating or variable rates of interest, and in repurchase agreements, including tri-party repurchase agreements, collateralized by U.S. Treasury securities and other securities issued or guaranteed as to principal and interest by the U.S. government.